Investments in and advances to Equity Accounted Investments - Summary of the Company’s Financial Information for Equity Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity accounted investments
Schedule of Equity Method Investments [Line Items]
Revenues	$ 9,601	$ 107,691	$ 169,631
Income from operations	4,159	11,640	62,998
Realized and unrealized (loss) gain on derivative instruments	(104)	26	(244)
Net income (loss)	2,441	(8,967)	$ 39,536
Equity accounted investments | Other current assets
Schedule of Equity Method Investments [Line Items]
Current assets	2,488	4,774
Equity accounted investments | Other current liabilities
Schedule of Equity Method Investments [Line Items]
Current liabilities	452	572
Equity accounted investments | Other non-current liabilities
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	20,436	19,207
Equity accounted investments | Vessels and equipment
Schedule of Equity Method Investments [Line Items]
Non current assets	81,789	83,417
Equity accounted investments | Cash, cash equivalents and restricted cash
Schedule of Equity Method Investments [Line Items]
Current assets	1,697	2,231
Current portion of long-term debt
Schedule of Equity Method Investments [Line Items]
Current liabilities	5,378	5,616
Long-term debt
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 31,742	$ 36,645